Schedule of finance income (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Interest income on :
- Bank deposits recongised at amortised cost		₨ 46,236	₨ 22,594	₨ 30,801
-Others		32,529	26,502	1,824
Foreign exchange gain (net)		58	4,322
Unwinding of other financial assets		2,781	5,223	8,685
Total	$ 1,116	₨ 81,604	₨ 58,641	₨ 41,310